Earnings per share (EPS)	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Earnings per share (EPS)
Earnings per share (EPS)

EPS is the amount of post-tax profit attributable to each ordinary share. Basic EPS is calculated on profit for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Adjusted earnings and EPS, which exclude exceptional items and remeasurements, are provided to reflect the business performance sub-totals used by the Company. We have included reconciliations from this additional EPS measure to earnings for both basic and diluted EPS to provide additional detail for these items. For further details of exceptional items and remeasurements, see note 4.

Following the sale of the UK Gas Distribution business on 31 March 2017, National Grid plc returned approximately £3,170 million of proceeds to shareholders through a special dividend, paid on 2 June 2017. In order to maintain the comparability of the Company’s share price before and after the special dividend, this was preceded by a share consolidation undertaken on 22 May 2017, replacing every 12 existing ordinary shares with 11 new ordinary shares. The weighted average number of ordinary shares outstanding for the period includes the effect of both the share consolidation and the special dividend from the date that the special dividend was paid. The associated share buyback programme which commenced on 2 June 2017 is now complete. Purchased shares are held as treasury shares.

(a) Basic earnings per share

	Earnings	Earnings per share	Earnings	Earnings per share	Earnings	Earnings per share
	2018	2018	2017	2017	2016	2016
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,060	59.5	2,141	56.9	1,812	48.0
Exceptional items after tax from continuing operations	1,319	38.1	(312)	(8.3)	162	4.3
Remeasurements after tax from continuing operations	212	6.2	(19)	(0.5)	(73)	(1.9)
Earnings from continuing operations	3,591	103.8	1,810	48.1	1,901	50.4
Adjusted earnings from discontinued operations	—	—	607	16.1	574	15.2
Exceptional items and remeasurements after tax from discontinued operations	(41)	(1.2)	5,378	142.9	116	3.1
Earnings from discontinued operations	(41)	(1.2)	5,985	159.0	690	18.3
Total adjusted earnings	2,060	59.5	2,748	73.0	2,386	63.2
Total exceptional items and remeasurements after tax (including discontinued operations)	1,490	43.1	5,047	134.1	205	5.5
Total earnings	3,550	102.6	7,795	207.1	2,591	68.7

		2018		2017		2016
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,461		3,763		3,774
(b) Diluted earnings per share

	Earnings	Earnings per share	Earnings	Earnings per share	Earnings	Earnings per share
	2018	2018	2017	2017	2016	2016
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,060	59.3	2,141	56.7	1,812	47.8
Exceptional items after tax from continuing operations	1,319	37.9	(312)	(8.3)	162	4.3
Remeasurements after tax from continuing operations	212	6.1	(19)	(0.5)	(73)	(1.9)
Earnings from continuing operations	3,591	103.3	1,810	47.9	1,901	50.2
Adjusted earnings from discontinued operations	—	—	607	16.0	574	15.1
Exceptional items and remeasurements after tax from discontinued operations	(41)	(1.2)	5,378	142.3	116	3.1
Earnings from discontinued operations	(41)	(1.2)	5,985	158.3	690	18.2
Total adjusted earnings	2,060	59.3	2,748	72.7	2,386	62.9
Total exceptional items and remeasurements after tax (including discontinued operations)	1,490	42.8	5,047	133.5	205	5.5
Total earnings	3,550	102.1	7,795	206.2	2,591	68.4

		2018		2017		2016
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,476		3,780		3,790
(c) Reconciliation of basic to diluted average number of shares

	2018	2017	2016
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,461	3,763	3,774
Effect of dilutive potential ordinary shares – employee share plans	15	17	16
Weighted average number of ordinary shares – diluted	3,476	3,780	3,790